UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08611

Name of Fund:	Legg Mason Charles Street Trust, Inc.

Fund Address:	100 Light Street Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq. Legg Mason Wood Walker, Incorporated 100 Light Street Baltimore, MD 21202

Registrant’s telephone number, including area code:	(410) 539-0000

Date of fiscal year end:	3/31/2006

Date of reporting period:	6/30/2005

Item 1 – Schedule of Investments

Portfolio of Investments

June 30, 2005 (Unaudited)

(Amounts in Thousands)

Batterymarch U.S. Small Cap Equity

	Shares/Par	Value
Common Stock and Equity Interests — 99.8%

Auto and Transportation — 4.2%
Arkansas Best Corporation	102	$3,256
General Maritime Corporation	198	8,412
Overseas Shipholding Group, Inc.	106	6,305
Swift Transportation Incorporated	407	9,481	A
Tsakos Energy Navigation Ltd.	147	5,696
Wabtec Corporation	114	2,447

		35,597

Consumer Discretionary — 19.2%
Aaron Rents, Inc.	205	5,112
Ameristar Casinos, Inc.	184	4,806
Argosy Gaming Company	80	3,724	A
BJ’s Wholesale Club, Inc.	165	5,364	A
Borders Group, Inc.	24	619
Boyd Gaming Corporation	65	3,323
Charming Shoppes, Inc.	523	4,879	A
Cincinatti Bell Inc.	238	9,257
CKE Restaurants, Inc.	339	4,723
Convergys Corporation	68	971	A
Domino’s Pizza Inc.	166	3,684
EarthLink, Inc.	674	5,838	A
Genesco Inc.	228	8,468	A
Global Imaging Systems, Inc.	20	652	A
Hewitt Associates, Inc.	119	3,149	A
International Speedway Corporation	70	3,921
Intrawest Corporation	117	2,817
Jack In The Box Inc.	196	7,451	A
JAKKS Pacific, Inc.	126	2,411	A
Korn/Ferry International	330	5,855	A
Labor Ready, Inc.	70	1,632	A
Lions Gate Entertainment Corp.	437	4,488	A
ManTech International Corporation	87	2,713	A
Meredith Corporation	32	1,580
Monarch Casino & Resort, Inc.	131	2,889	A
Movie Gallery, Inc.	182	4,814
MPS Group, Inc.	53	499	A
Oxford Industries, Inc.	76	3,268
Payless ShoeSource, Inc.	173	3,329	A
Penn National Gaming, Inc.	151	5,522	A
ProQuest Company	89	2,922	A
Stein Mart, Inc.	78	1,709
The Cato Corporation	93	1,920
The Finish Line, Inc.	95	1,805
The Men’s Wearhouse, Inc.	183	6,301	A

Portfolio of Investments - Continued

Batterymarch U.S. Small Cap Equity - Continued

	Shares/Par	Value
The Nautilus Group, Inc.	108	3,069
The Pantry, Inc.	129	5,004	A
The Readers Digest Association, Inc.	372	6,143
Too Inc.	233	5,445	A
Tupperware Corporation	62	1,451
Vail Resorts Incorporated	29	818	A
Ventiv Health, Inc.	210	4,049	A
Zale Corporation	189	5,999	A

		164,393

Consumer Staples — 3.8%
Beazer Homes USA, Inc.	101	5,755
Chiquita Brands International, Inc.	166	4,567
Hovnanian Enterprises, Inc.	115	7,485	A
Nash Finch Company	87	3,189
Sensient Technologies Corporation	106	2,178
The Timberland Company	239	9,239	A

		32,413

Energy — 5.6%
Cal Dive International, Inc.	250	13,118	A
Core Laboratories N.V.	35	934	A
Energen Corporation	133	4,678
Joy Global Inc.	99	3,339
Oil States International, Inc.	198	4,994	A
Pioneer Drilling Company	99	1,509	A
Remington Oil & Gas Corporation	45	1,603	A
Swift Energy Company	205	7,329	A
Tesoro Petroleum Corporation	102	4,740
W&T Offshore, Inc.	246	5,926

		48,170

Financials — 14.1%
Affiliated Managers Group, Inc.	77	5,234	A
American Home Mortgage Investment Corp.	201	7,041
AmerUs Group Co.	53	2,556
CB Richard Ellis Group, Inc.	179	7,838	A
Compucredit Corporation	112	3,829	A
Downey Financial Corp.	46	3,371
East West Bancorp, Inc.	107	3,591
Essex Property Trust, Inc.	41	3,414
Euronet Worldwide, Inc.	117	3,401	A
First BanCorp.	32	1,302
First Niagara Financial Group, Inc.	123	1,800
FirstFed Financial Corp.	46	2,718	A
John H. Harland Company	63	2,405

Portfolio of Investments - Continued

Batterymarch U.S. Small Cap Equity - Continued

	Shares/Par	Value
Lazard Ltd	130	3,013	A
Loews Corp. - Carolina Group	233	7,775
Nationwide Financial Services, Inc.	41	1,563
NewAlliance Bancshares, Inc.	75	1,047
Nuveen Investments	70	2,645
Ohio Casualty Corporation	209	5,046
Platinum Underwriters Holdings, Ltd.	112	3,564
Portfolio Recovery Associates, Inc.	44	1,853	A
Selective Insurance Group, Inc.	57	2,804
Sterling Bancshares, Inc.	53	819
Svb Financial Group	116	5,547	A
Taubman Centers, Inc.	223	7,605
The Commerce Group, Inc.	22	1,385
UCBH Holdings, Inc.	354	5,744
UICI	165	4,920
United Rentals, Inc.	93	1,875	A
W Holding Company, Inc.	362	3,699
Wintrust Financial Corporation	94	4,913
Zenith National Insurance Corp.	90	6,101

		120,418

Health Care — 16.1%
Alpharma Inc.	62	899
Amerigroup Corporation	238	9,576	A
Angiotech Pharmaceuticals, Inc.	259	3,591	A
Centene Corporation	359	12,045	A
CONMED Corporation	167	5,131	A
Dade Behring Holdings Inc.	51	3,315
DJ Orthopedics Incorporated	166	4,551	A
Enzon Pharmaceuticals, Inc.	201	1,304	A
Genesis HealthCare Corporation	129	5,988	A
Haemonetics Corporation	165	6,705	A
Hologic, Inc.	47	1,853	A
Invacare Corporation	40	1,757
Kindred Healthcare Inc.	254	10,049	A
King Pharmaceuticals, Inc.	481	5,013	A
Kos Pharmaceuticals, Inc.	153	9,989	A
LifeCell Corporation	67	1,062	A
Molina Healthcare Inc.	81	3,580	A
QLT Inc.	355	3,700	A
Respironics, Inc.	203	7,345	A
Serologicals Corporation	141	2,989	A
SFBC International, Inc.	88	3,394	A
Sierra Health Services, Inc.	157	11,223	A
STERIS Corporation	226	5,819

Portfolio of Investments - Continued

Batterymarch U.S. Small Cap Equity - Continued

	Shares/Par	Value
Techne Corporation	110	5,064	A
United Therapeutics Corporation	164	7,921	A
WellCare Health Plans Inc.	105	3,725	A

		137,588

Materials — 14.1%
Armor Holdings, Inc.	133	5,256	A
Bluegreen Corporation	282	4,903	A
Building Materials Holding Corporation	70	4,816
Eagle Materials Inc.	42	3,880
FMC Corporation	167	9,364	A
Georgia Gulf Corporation	203	6,316
Greif Inc.	49	2,969
IPSCO, Inc.	106	4,619
Lennox International Inc.	202	4,275
Lone Star Technologies, Inc.	110	4,991	A
McDermott International, Inc.	185	3,879	A
NS Group, Inc.	261	8,498	A
Oregon Steel Mills, Inc.	266	4,582	A
Paxar Corporation	102	1,815	A
Quanex Corporation	100	5,280
Reliance Steel & Aluminum Co.	127	4,693
Silgan Holdings Inc.	47	2,625
Southern Peru Copper Corporation	71	3,020
Steel Dynamics, Inc.	346	9,091
Teledyne Technologies Incorporated	82	2,681	A
Terra Industries Inc.	310	2,109	A
The Shaw Group Inc.	221	4,745	A
USG Corporation	174	7,412	A
Wellman, Inc.	369	3,761
Westlake Chemical Corporation	188	4,613

		120,193

Miscellaneous — 0.2%
Walter Industries, Inc.	38	1,536

Other Energy — 3.2%
Berry Petroleum Company	57	3,024
Forest Oil Corporation	300	12,583	A
Frontier Oil Corporation	220	6,445
Superior Energy Services, Inc.	316	5,629	A

		27,681

Producer Durables — 10.1%
Applied Industrial Technologies, Inc.	101	3,254
China Yuchai International Limited	171	2,072

Portfolio of Investments - Continued

Batterymarch U.S. Small Cap Equity - Continued

	Shares/Par	Value
Crown Holdings, Inc.	470	6,692	A
Esterline Technologies Corporation	138	5,531	A
Gardner Denver Inc.	84	2,947	A
IDEX Corporation	190	7,324
JLG Industries, Inc.	184	5,043
Kennametal Inc.	285	13,077
M.D.C. Holdings, Inc.	49	4,012
Meritage Corporation	95	7,568	A
MTS Systems Corporation	5	152
Photronics, Inc.	238	5,558	A
Standard Pacific Corp.	34	2,946
Terex Corporation	194	7,636	A
Thomas & Betts Corporation	48	1,360	A
WCI Communities, Inc.	167	5,349	A
WESCO International, Inc.	184	5,777	A

		86,298

Technology — 7.7%
Atmel Corporation	357	847	A
Bio- Rad Laboratories, Inc	32	1,865	A
ChipMOS TECHNOLOGIES (Bermuda) LTD.	313	2,066	A
CommScope, Inc.	219	3,820	A
Hutchinson Technology, Inc.	121	4,656	A
Imergent, Inc.	353	3,741	A
Internet Security Systems, Inc.	147	2,987	A
Jack Henry & Associates, Inc.	56	1,025
Keane, Inc.	133	1,822	A
Komag, Incorporated	96	2,709	A
McDATA Corporation	832	3,330	A
Parametric Technology Corporation	406	2,587	A
PerkinElmer, Inc.	112	2,111
Perot Systems Corporation	358	5,089	A
Premiere Global Services, Inc.	312	3,520	A
Progress Software Corporation	92	2,784	A
Sigmatel Incorporated	194	3,352	A
Sybase, Inc.	315	5,784	A
Transaction Systems Architects, Inc.	62	1,522	A
Western Digital Corporation	745	9,993	A

		65,610

Utilities — 1.5%
Cleco Corporation	31	660
Commonwealth Telephone Enterprises, Inc.	124	5,205
PNM Resources Inc.	178	5,141
WPS Resources Corporation	37	2,087

		13,093

Portfolio of Investments - Continued

Batterymarch U.S. Small Cap Equity - Continued

	Shares/Par	Value
Total Common Stock and Equity Interests (Identified Cost — $786,375)		852,990

Repurchase Agreements — 0.6%

Repurchase Agreements — 0.6%
Bank of America
3.35%,dated 6/30/05 to be repurchased at $2,580 on 7/1/05 (Collateral: $2,655 Fannie Mae discount notes, due 9/14/05, value $2,634)	2,580	2,580
Goldman, Sachs & Company
3.37% dated 6/30/05, to be repurchased at $2,585 on 7/1/05 (Collateral : $2,585 Freddie Mac mortgage-backed securities, 5.5%, due 1/1/35, value $2,643)	2,579	2,579

Total Repurchase Agreements (Identified Cost — $5,159)		5,159

Total Investments — 100.4% (Identified Cost — $791,534)		858,149
Other Assets Less Liabilities — (0.4)%		(3,832)

Net assets — 100%		$854,317

Net asset value per share:
Institutional Class		$11.12

Financial Intermediary Class		$11.04

A	Non-income producing.

Security Valuation

Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”) which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.

The Fund’s securities are valued on the basis of available market quotations or, lacking such quotations, at fair value as determined under policies approved by the Board of Directors. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant on Form N-Q is properly communicated to the Registrant’s officers, as appropriate, to allow timely decisions regarding required disclosures.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Charles Street Trust, Inc.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Charles Street Trust, Inc.

Date:	August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Charles Street Trust, Inc.

Date:	August 29, 2005

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Treasurer, Legg Mason Charles Street Trust, Inc.

Date:	August 29, 2005